FILE NOS.
                                                                     333-143982
                                                                      811-9491
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                     UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549



                       FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



[ X ] Pre-Effective Amendment No. _1_     [   ] Post-Effective Amendment No. ___

                      Check appropriate box or boxes)

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
Exact Name of Registrant as Specified in Charter:                    Area Code and Telephone Number:

Allianz Variable Insurance Products Trust                            763-765-6500
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Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
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Name and Address of Agent for Service:                               Approximate Date of Proposed Public Offering:

H. Bernt von Ohlen, Esq.                                             As soon as practicable after the effective date of
5701 Golden Hills Drive, Minneapolis, MN 55416-1297                  the Registration Statement.

With a copy to:

Michael J. Radmer, Esq.
Dorsey & Whitney LLP
50 South Sixth Street
Minneapolis, MN  55402

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(Number and Street)   (City)   (State)   (Zip Code)
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Calculation of Registration Fee under the Securities Act of 1933:

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       Title of                                       Proposed              Proposed
      Securities                                      Maximum                Maximum                  Amount of
         Being               Amount Being          Offering Price           Aggregate               Registration
      Registered              Registered              per Unit           Offering Price                  Fee
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                                                                                            No filing fee is due because
                                                                                            of reliance on Section 24(f)
   Shares of Beneficial                                                                      of the Investment Company
       Interest                                                                                      Act of 1940
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THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES
AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILL
A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT
SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE
SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME
EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A),
MAY DETERMINE.


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PARTS A, B, AND C WERE FILED IN REGISTRANT'S INITIAL REGISTRATION ON FORM N-14
ON JUNE 22, 2007 AND ARE INCORPORATED HEREIN BY REFERENCE.


 SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Golden Valley, and the state of Minnesota on the 20th day of July, 2007.

                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST

                                          By:  /s/ Jeffrey Kletti
                                          ------------------------------------
                                          Jeffrey Kletti, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Trust has been signed below by the following persons in the capacities indicated on July 20, 2007.


SIGNATURE                                     TITLE
----------                                    -----


/s/ Peter R. Burnim*                          Trustee
---------------------------
Peter R. Burnim

/s/ Peggy L. Ettestad*                        Trustee
---------------------------
Peggy L. Ettestad

/s/ Roger A. Gelfenbien*                      Trustee
---------------------------
Roger A. Gelfenbien

/s/ Dickson W. Lewis*                         Trustee
---------------------------
Dickson W. Lewis

/s/ Claire R. Leonardi*                       Trustee
---------------------------
Claire R. Leonardi

/s/ Peter W. McClean*                         Trustee
---------------------------
Peter W. McClean

/s/ Arthur C. Reeds III*                      Trustee
---------------------------
Arthur C. Reeds III

/s/ Troy Sheets                               Treasurer (principal financial and
---------------------------                   accounting officer)
Troy Sheets


By:   /s/ Jeffrey W. Kletti
      ---------------------------
      Jeffrey Kletti, President and Trustee

         *Pursuant to powers of attorney filed as Exhibit (16) to this Registration Statement